Schedule of Trade and other receivables (Details) (Parenthetical) - AUD ($)		Dec. 31, 2024	Jul. 25, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Share sale proceeds awaiting settlement	[1]	$ 10,502,017
Shares sold		278,943,573	475,000	215,056,881	210,889,961	180,202,285
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Share sale proceeds awaiting settlement		$ 10,502,017
Shares sold		6,600,000

[1]	The A$10,502,017 presents the proceeds awaiting settlement for the 6,600,000 Snow Lake shares that were sold.